Cover	Jun. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	BEIGENE, LTD.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	94 Solaris Avenue, Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
Entity Address, Country	KY
Written Communications	false
Soliciting Material	false
City Area Code	(345)
Local Phone Number	949-4123
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol	BGNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001651308
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Tax Identification Number	98-1209416
Entity File Number	001-37686